Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RIVERNORTH FUNDS
Entity Central Index Key	0001370177
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000095455
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS I
Trading Symbol	RNSIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class I	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Line Graph [Table Text Block]
	Class I - $150,218	Bloomberg U.S. Aggregate Bond Index - $119,978
9/30/2015	$100,000	$100,000
3/31/2016	$103,035	$102,445
9/30/2016	$108,902	$105,193
3/31/2017	$110,750	$102,896
9/30/2017	$113,990	$105,269
3/31/2018	$113,484	$104,134
9/30/2018	$114,585	$103,989
3/31/2019	$118,418	$108,800
9/30/2019	$123,866	$114,696
3/31/2020	$116,145	$118,520
9/30/2020	$128,216	$122,707
3/31/2021	$133,964	$119,361
9/30/2021	$137,851	$121,608
3/31/2022	$131,832	$114,405
9/30/2022	$118,501	$103,854
3/31/2023	$124,094	$108,933
9/30/2023	$122,650	$104,523
3/31/2024	$134,561	$110,783
9/30/2024	$143,285	$116,615
3/31/2025	$144,915	$116,189
9/30/2025	$150,218	$119,978

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class I	4.84%	3.22%	4.15%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Holdings Count | Holding	1,388
Advisory Fees Paid, Amount	$ 9,116,889
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,186,887,356 # of Portfolio Holdings1,388 Portfolio Turnover Rate (Class I)50% Advisory Fees Paid$9,116,889
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	41.84%
Tactical Closed-End Fund Income Strategy (RiverNorth)	30.51%
DoubleLine Core Fixed Income	27.65%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
Agency MBS	21.22%
Non-Agency MBS	18.83%
Investment Co. Bonds	10.84%
US Government	8.80%
Cash Equivalents	7.59%
CMBS	6.77%
High Yield	5.74%
Investment Grade	4.56%
BDCs	4.17%
Bank Loans	4.01%
Other	3.27%
Muni/BAB	2.85%
EM Debt	1.68%
Developed Foreign	1.44%
Infrastructure	1.00%
Preferreds	0.63%
Equity	0.15%
Convertibles	0.14%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000095454
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND
Class Name	CLASS R
Trading Symbol	RNDLX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnsix-rndlx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnsix-rndlx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/DoubleLine Strategic Income Fund - Class R	$119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Line Graph [Table Text Block]
	Class R - $14,641	Bloomberg U.S. Aggregate Bond Index - $11,998
9/30/2015	$10,000	$10,000
3/31/2016	$10,280	$10,244
9/30/2016	$10,862	$10,519
3/31/2017	$11,032	$10,290
9/30/2017	$11,340	$10,527
3/31/2018	$11,275	$10,413
9/30/2018	$11,359	$10,399
3/31/2019	$11,735	$10,880
9/30/2019	$12,259	$11,470
3/31/2020	$11,482	$11,852
9/30/2020	$12,657	$12,271
3/31/2021	$13,207	$11,936
9/30/2021	$13,572	$12,161
3/31/2022	$12,964	$11,441
9/30/2022	$11,641	$10,385
3/31/2023	$12,159	$10,893
9/30/2023	$12,017	$10,452
3/31/2024	$13,165	$11,078
9/30/2024	$14,000	$11,662
3/31/2025	$14,142	$11,619
9/30/2025	$14,641	$11,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/DoubleLine Strategic Income Fund	1 Year	5 Year	10 Year
Class R	4.58%	2.96%	3.89%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

Holdings Count | Holding	1,388
Advisory Fees Paid, Amount	$ 9,116,889
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,186,887,356 # of Portfolio Holdings1,388 Portfolio Turnover Rate (Class R)50% Advisory Fees Paid$9,116,889
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
DoubleLine Opportunistic Fixed Income	41.84%
Tactical Closed-End Fund Income Strategy (RiverNorth)	30.51%
DoubleLine Core Fixed Income	27.65%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
Agency MBS	21.22%
Non-Agency MBS	18.83%
Investment Co. Bonds	10.84%
US Government	8.80%
Cash Equivalents	7.59%
CMBS	6.77%
High Yield	5.74%
Investment Grade	4.56%
BDCs	4.17%
Bank Loans	4.01%
Other	3.27%
Muni/BAB	2.85%
EM Debt	1.68%
Developed Foreign	1.44%
Infrastructure	1.00%
Preferreds	0.63%
Equity	0.15%
Convertibles	0.14%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119956
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS I
Trading Symbol	RNHIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class I	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Line Graph [Table Text Block]
	Class I - $164,194	Bloomberg U.S. Aggregate Bond Index - $119,978	ICE BofAML Non-Financial Developed HY Constrained Index - $173,992	S&P UBS Leveraged Loan Index - $169,953
9/30/2015	$100,000	$100,000	$100,000	$100,000
3/31/2016	$101,886	$102,445	$101,750	$99,338
9/30/2016	$110,086	$105,193	$112,171	$105,347
3/31/2017	$114,674	$102,896	$116,200	$109,015
9/30/2017	$117,910	$105,269	$123,193	$110,994
3/31/2018	$118,196	$104,134	$123,639	$114,071
9/30/2018	$120,527	$103,989	$125,772	$117,186
3/31/2019	$122,262	$108,800	$127,616	$117,867
9/30/2019	$126,370	$114,696	$131,279	$120,836
3/31/2020	$111,625	$118,520	$116,304	$106,658
9/30/2020	$126,346	$122,707	$135,072	$121,844
3/31/2021	$133,873	$119,361	$145,322	$128,810
9/30/2021	$137,153	$121,608	$149,616	$132,151
3/31/2022	$134,306	$114,405	$142,382	$132,960
9/30/2022	$123,391	$103,854	$123,103	$128,685
3/31/2023	$132,828	$108,933	$135,970	$135,782
9/30/2023	$136,461	$104,523	$138,363	$144,736
3/31/2024	$146,898	$110,783	$150,538	$152,623
9/30/2024	$154,414	$116,615	$160,923	$158,706
3/31/2025	$155,998	$116,189	$161,703	$163,332
9/30/2025	$164,194	$119,978	$173,992	$169,953

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class I	6.33%	5.38%	5.08%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	8.12%	5.19%	5.69%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 562,393
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$57,799,354 # of Portfolio Holdings397 Portfolio Turnover Rate (Class I)67% Advisory Fees Paid$562,393
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	88.61%
Tactical Closed-End Fund Income Strategy (RiverNorth)	11.39%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
High Yield	55.59%
Developed Foreign	26.95%
Investment Co. Bonds	5.92%
Cash Equivalents	3.63%
BDCs	1.55%
Investment Grade	1.52%
Convertibles	1.40%
US Government	1.16%
Bank Loans	1.11%
Equity	0.19%
EM Debt	0.15%
Non-Agency MBS	0.04%
Agency MBS	0.06%
Other	0.05%
CMBS	0.04%
Preferreds	0.02%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000119955
Shareholder Report [Line Items]
Fund Name	RIVERNORTH/OAKTREE HIGH INCOME FUND
Class Name	CLASS R
Trading Symbol	RNOTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rivernorth.com/investments/rnhix-rnotx/. You can also request this information by contacting us at 888.848.7569.
Additional Information Phone Number	888.848.7569
Additional Information Website	https://www.rivernorth.com/investments/rnhix-rnotx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth/Oaktree High Income Fund - Class R	$164	1.60%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.60%
Line Graph [Table Text Block]
	Class R - $16,021	Bloomberg U.S. Aggregate Bond Index - $11,998	ICE BofAML Non-Financial Developed HY Constrained Index - $17,399	S&P UBS Leveraged Loan Index - $16,995
9/30/2015	$10,000	$10,000	$10,000	$10,000
3/31/2016	$10,176	$10,244	$10,175	$9,934
9/30/2016	$10,983	$10,519	$11,217	$10,535
3/31/2017	$11,425	$10,290	$11,620	$10,901
9/30/2017	$11,733	$10,527	$12,319	$11,099
3/31/2018	$11,759	$10,413	$12,364	$11,407
9/30/2018	$11,964	$10,399	$12,577	$11,719
3/31/2019	$12,121	$10,880	$12,762	$11,787
9/30/2019	$12,513	$11,470	$13,128	$12,084
3/31/2020	$11,037	$11,852	$11,630	$10,666
9/30/2020	$12,479	$12,271	$13,507	$12,184
3/31/2021	$13,207	$11,936	$14,532	$12,881
9/30/2021	$13,516	$12,161	$14,962	$13,215
3/31/2022	$13,219	$11,441	$14,238	$13,296
9/30/2022	$12,128	$10,385	$12,310	$12,869
3/31/2023	$13,041	$10,893	$13,597	$13,578
9/30/2023	$13,381	$10,452	$13,836	$14,474
3/31/2024	$14,404	$11,078	$15,054	$15,262
9/30/2024	$15,105	$11,662	$16,092	$15,871
3/31/2025	$15,258	$11,619	$16,170	$16,333
9/30/2025	$16,021	$11,998	$17,399	$16,995

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

RiverNorth/Oaktree High Income Fund	1 Year	5 Year	10 Year
Class R	6.19%	5.15%	4.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofAML Non-Financial Developed HY Constrained Index	8.12%	5.19%	5.69%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%

Holdings Count | Holding	397
Advisory Fees Paid, Amount	$ 562,393
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$57,799,354 # of Portfolio Holdings397 Portfolio Turnover Rate (Class R)67% Advisory Fees Paid$562,393
Holdings [Text Block]

STRATEGY ALLOCATION

As of September 30, 2025

(percentages are based on total investments)

Value	Value
Global Bank Loan/High Yield Strategy (Oaktree)	88.61%
Tactical Closed-End Fund Income Strategy (RiverNorth)	11.39%

SECTOR ALLOCATION

As of September 30, 2025

(percentages are based on net assets)

Value	Value
High Yield	55.59%
Developed Foreign	26.95%
Investment Co. Bonds	5.92%
Cash Equivalents	3.63%
BDCs	1.55%
Investment Grade	1.52%
Convertibles	1.40%
US Government	1.16%
Bank Loans	1.11%
Equity	0.19%
EM Debt	0.15%
Non-Agency MBS	0.04%
Agency MBS	0.06%
Other	0.05%
CMBS	0.04%
Preferreds	0.02%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.